Portfolio of Investments August 31, 2026
NMT
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 161.3% (100.0% of Total Investments)
X 186,032,390
MUNICIPAL BONDS - 161.3%  (100.0% of Total Investments)
X –
CONSUMER DISCRETIONARY - 0.4% (0.3% of Total Investments)
$ 500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmans Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750% 02/01/45 $ 491,039
TOTAL CONSUMER DISCRETIONARY 491,039
EDUCATION AND CIVIC ORGANIZATIONS - 43.1% (26.7% of Total Investments)
210,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/49 198,615
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Refunding Series 2026
5 .000 10/01/43 2,113,724
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Refunding Series 2026
5 .000 10/01/44 1,315,604
3,515,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/39 3,521,707
730,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/42 733,984
540,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, 2026B-1
5 .000 10/01/46 566,754
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2023FF
4 .000 10/01/46 4,614,866
1,700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-2
5 .000 10/01/48 1,755,966
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/34 2,020,356
2,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/37 2,252,038
1,955,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lesley University, Series 2016
5 .000 07/01/35 1,955,080
250,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Lowell Community Charter Public School Project, Series 2026
5 .375 07/01/56 240,148
450,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
3 .500 07/01/35 426,128
190,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
5 .000 07/01/37 190,154
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5 .000 07/01/47 1,125,575
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2022
5 .000 07/01/52 459,347
380,000 Massachusetts Development Finance Agency, Revenue Bonds,
Middlesex School, Series 2024
4 .250 07/01/54 335,871
535,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4 .000 07/01/45 498,093
450,000 Massachusetts Development Finance Agency, Revenue Bonds,
Suffolk University, Refunding Series 2019
5 .000 07/01/36 450,634
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Broad Institute, Series 2017
5 .000 04/01/36 1,266,914
875,000 Massachusetts Development Finance Agency, Revenue Bonds,
Tufts University, Series 2015Q
5 .000 08/15/38 875,431
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wentworth Institute of Technology, Series 2017
5 .000 10/01/46 1,162,141
1,325,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wheaton College, Series 2017H
5 .000 01/01/42 1,267,874
1,510,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/43 1,532,887
550,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017
5 .000 09/01/42 554,228
2,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/42 2,518,730
1,500,000 Massachusetts Development Finance Authority, Revenue Bonds,
Olin College, Refunding Series 2023G
5 .250 11/01/51 1,542,410

Portfolio of Investments August 31, 2026
(continued)
NMT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 500,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000% 07/01/35 $ 500,657
3,000,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2002A - AMBAC Insured
5 .750 01/01/42 3,367,496
2,495,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2016
5 .000 01/01/40 2,496,784
690,000 Massachusetts Development Finance Authority, Revenue
Refunding Bonds, Boston University, Series 1999P
6 .000 05/15/29 724,965
1,000,000 Massachusetts Development Finance Authority, Revenue
Refunding Bonds, Boston University, Series 1999P
6 .000 05/15/59 1,075,839
2,900,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
5 .000 11/01/52 2,934,566
3,000,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2024-1
5 .000 11/01/46 3,133,553
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 49,729,119
HEALTH CARE - 31.3% (19.4% of Total Investments)
1,340,000 Massachusetts Development Finance Agency Revenue Bonds,
South Shore Hospital, Series 2016I
5 .000 07/01/41 1,295,113
1,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 1,100,343
2,600,000 Massachusetts Development Finance Agency, Revenue Bonds,
Beth Israel Lahey Health Inc Series 2025N
5 .500 07/01/50 2,763,886
3,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
4 .000 03/01/54 2,665,328
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/32 500,234
2,350,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 2,296,676
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 1,456,840
1,675,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/30 1,676,616
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 1,522,101
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 1,945,163
1,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q
5 .000 12/01/46 1,473,159
1,400,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q
5 .000 12/01/47 1,435,231
3,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lahey Health System Obligated Group Issue, Series 2015F
5 .000 08/15/45 3,500,440
2,145,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2020A-2
5 .000 07/01/39 2,213,270
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024D
5 .000 07/01/54 2,032,521
820,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/37 820,417
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/37 953,329
2,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 2,052,789
610,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017K
5 .000 07/01/38 611,064
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 361,934
1,095,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5 .000 07/01/44 1,082,543
1,390,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 1,399,785

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000% 07/01/44 $ 267,342
700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2020C - AGM Insured
4 .000 10/01/45 624,357
TOTAL HEALTH CARE 36,050,481
HOUSING/MULTIFAMILY - 5.2% (3.2% of Total Investments)
550,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
5 .000 07/01/60 500,815
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CHF Wentworth , Inc. Issue, Pike Student Housing Project, Series
2026A
5 .125 07/01/51 1,429,273
215,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2003H
5 .125 06/01/43 215,049
540,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2019B-1
3 .100 12/01/44 429,815
1,335,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1
2 .550 12/01/50 860,273
2,500,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-1
5 .100 12/01/52 2,526,851
TOTAL HOUSING/MULTIFAMILY 5,962,076
HOUSING/SINGLE FAMILY - 1.7% (1.1% of Total Investments)
500,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2022-224
4 .350 12/01/42 483,204
1,500,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Taxable Social Series 2026-253
4 .850 12/01/51 1,461,749
TOTAL HOUSING/SINGLE FAMILY 1,944,953
LONG-TERM CARE - 3.1% (1.9% of Total Investments)
1,040,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .125 10/01/42 959,432
250,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 247,108
390,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berkshire Retirement Community Lennox, Series 2015
5 .000 07/01/31 390,343
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5 .000 10/01/49 979,839
1,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Salem Community Corporation, Refunding Series 2022
5 .125 01/01/40 997,959
TOTAL LONG-TERM CARE 3,574,681
TAX OBLIGATION/GENERAL - 37.8% (23.4% of Total Investments)
2,000,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/44 2,104,028
2,000,000 Concord, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2023
4 .000 01/15/53 1,825,591
1,765,000 East Longmeadow, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2024
4 .000 11/01/54 1,549,013
2,000,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5 .000 06/01/49 2,023,379
1,240,000 Hudson, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2011
5 .000 02/15/32 1,242,124
3,000,000 Lincoln, Massachusetts, General Obligation Bonds, School Series
2019
4 .000 03/01/49 2,810,818
1,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025C
5 .000 06/01/53 1,019,650
395,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/50 405,606
4,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019A
5 .000 01/01/49 4,037,735
1,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019C
5 .000 05/01/45 1,020,168

Portfolio of Investments August 31, 2026
(continued)
NMT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .000% 10/01/47 $ 3,088,055
2,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5 .000 01/01/54 2,028,525
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2023D
5 .000 10/01/51 5,098,673
1,155,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5 .000 05/01/54 1,172,097
3,500,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .125 03/15/55 3,135,811
1,775,000 North Reading, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2012
5 .000 05/15/35 1,777,702
2,370,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2024
4 .000 05/15/45 2,201,084
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 1,776,954
2,000,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022A
5 .000 06/01/50 2,029,906
1,625,000 Revere, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2022
4 .000 08/01/42 1,566,128
1,745,000 Revere, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2022
4 .000 08/01/43 1,673,540
TOTAL TAX OBLIGATION/GENERAL 43,586,587
TAX OBLIGATION/LIMITED - 25.8% (16.0% of Total Investments)
3,000,000 Massachusetts Bay Transportation Authority, Assessment Bonds,
Sustainability Series 2022A-2
5 .000 07/01/52 3,045,492
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2023A-1
5 .250 07/01/48 5,221,758
2,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/50 2,053,208
1,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Sustainability Series 2024B
5 .250 07/01/54 1,035,218
1,000,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Subordinated Series 2018A
5 .250 02/15/48 1,013,694
1,000,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .250 02/15/50 1,044,463
2,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A
5 .000 06/01/49 2,024,100
5,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B
5 .000 06/01/49 5,139,017
2,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024A
5 .000 06/01/53 2,040,769
485,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 495,397
775,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 733,370
4,709,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 4,570,014
1,016,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 959,345
425,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 429,126
TOTAL TAX OBLIGATION/LIMITED 29,804,971
TRANSPORTATION - 3.0% (1.9% of Total Investments)
3,335,000 Massachusetts Port Authority, Revenue Bonds, Series 2026B,
(AMT)
5 .500 07/01/56 3,483,770
TOTAL TRANSPORTATION 3,483,770
U.S. GUARANTEED - 2.8% (b)(1.7% of Total Investments)
3,185,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Series 2016B, (Pre-refunded 11/16/26)
5 .000 11/15/46 3,200,648
TOTAL U.S. GUARANTEED 3,200,648

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 7.1% (4.4% of Total Investments)
$ 1,250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000% 07/01/37 $ 1,256,228
420,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 420,629
415,000 Lynn Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2003A - NPFG Insured
5 .000 12/01/32 415,739
4,445,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/46 4,096,839
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 1,005,099
1,000,000 Springfield Water and Sewer Commission, Massachusetts,
General Revenue Bonds, Series 2017C
5 .000 04/15/37 1,009,531
TOTAL UTILITIES 8,204,065
TOTAL MUNICIPAL BONDS
(Cost $189,738,947) 186,032,390
TOTAL LONG-TERM INVESTMENTS
(Cost $189,738,947) 186,032,390
VRDP SHARES, NET - (64.0)% (c) (73,800,022)
OTHER ASSETS & LIABILITIES, NET - 2.7% 3,077,753
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 115,310,121
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,952,602 or 1.6% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) VRDP Shares, Net as a percentage of Total Investments is 39.7%.

Portfolio of Investments August 31, 2026
(continued)
NMT

NMT
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 186,032,390 $ – $ 186,032,390
$ – $ 186,032,390 $ – $ 186,032,390
Liabilities at Fair Value:
VRDP Shares, Net $ – $ 73,800,022 $ – $ 73,800,022
$ – $ 73,800,022 $ – $ 73,800,022